Other provisions	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Other provisions
31. Other provisions

	Legal and other disputes £m	Major restructuring programmes £m	Employee related provisions £m	Other provisions £m	Total £m

At 1 January 2021	320	860	326	253	1,759

Exchange adjustments	2	(18)	(8)	(4)	(28)

Charge for the year	117	383	81	119	700

Reversed unused	(75)	(151)	(11)	(36)	(273)

Unwinding of discount	–	2	–	–	2

Utilised	(168)	(389)	(65)	(28)	(650)

Reclassifications and other movements	–	(8)	(1)	(3)	(12)

Transfer to Pension obligations	–	(27)	–	–	(27)

At 31 December 2021	196	652	322	301	1,471

To be settled within one year	160	545	66	70	841

To be settled after one year	36	107	256	231	630

At 31 December 2021	196	652	322	301	1,471
Legal and other disputes
The Group is involved in a substantial number of legal and other disputes, including notification of possible claims, as set out in Note 46, ‘Legal proceedings’. Provisions for legal and other disputes include amounts relating to product liability, anti-trust, government investigations, contract terminations and self insurance.
The net charge for the year of £42 million (including reversals and estimated insurance recoveries) primarily related to provisions for product liability cases, commercial disputes and various other government investigations.
The discount on the provision is £nil in 2021 (2020 – increased by £1 million). The discount was calculated using risk-adjusted projected cash flows and risk-free rates of return.
In respect of product liability claims related to certain products, provision is made when there is sufficient history of claims made and settlements to enable management to make a reliable estimate of the provision required to cover unasserted claims. The ultimate liability for such matters may vary from the amounts provided and is dependent upon the outcome of litigation proceedings, investigations and possible settlement negotiations.
It is in the nature of the Group’s business that a number of these matters may be the subject of negotiation and litigation over many years. Litigation proceedings, including the various appeal procedures, often take many years to reach resolution, and out-of-court
settlement discussions can also often be protracted. Indemnified disputes will result in a provision charge and a corresponding receivable.
The Group is in potential settlement discussions in a number of the disputes for which amounts have been provided and, based on its current assessment of the progress of these disputes, estimates that £160 million of the amount provided at 31 December 2021 will be settled within one year. At 31 December 2021, it was expected that £4 million (2020 – £13 million) of the provision made for legal and other disputes will be reimbursed by third parties. For a discussion of legal issues, see Note 46, ‘Legal proceedings’.
Major restructuring programmes
During 2021, the Group had four major restructuring programmes in progress: the Combined restructuring and integration programme and the 2018 Major restructuring programme, both of which are now substantially complete, the Consumer Healthcare Joint Venture integration programme and the Separation Preparation programme. The programmes are focused primarily on simplifying supply chain processes, rationalising the Group’s manufacturing network, restructuring the Pharmaceuticals commercial operations, integrating the Pfizer consumer healthcare business and preparing for the separation of GSK into two new companies.
Restructuring provisions primarily include severance costs when management has made a formal decision to eliminate certain positions and this has been communicated to the groups of employees affected and appropriate consultation procedures completed, where appropriate. No provision is made for staff severance payments that are paid immediately.
The discount on the provisions increased by £2 million in 2021 (2020 – increased by £2 million).
Pension augmentation includes £27 million relating to the defined benefit plan arising from staff redundancies, as shown in Note 30, ‘Pensions and other post-employment benefits’.
Employee related provisions
Employee related provisions include obligations for certain medical benefits to disabled employees and their spouses in the US. At 31 December 2021, the provision for these benefits amounted to £69 million (2020 – £77 million). Other employee benefits reflect a variety of provisions for severance costs, jubilee awards and other long-service benefits.
Given the nature of these provisions, the amounts are likely to be settled over many years.
Other provisions
Included in other provisions are provisions for onerous contracts, insurance provisions and a number of other provisions including vehicle insurance and regulatory matters.